UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss & Co. Inc.
Address: 667 Madison Avenue
         New York, NY  10021

13F File Number:  28-05569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Vice President
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     November 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $105,882 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOLIV INC                    COM              052800109     1631    40364 SH       SOLE                    40364        0        0
BARRICK GOLD CORP              COM              067901108     1393    66202 SH       SOLE                    23002        0        0
BAXTER INTL INC                COM              071813109      161     5000 SH       SOLE                     5000        0        0
BUNGE LIMITED                  COM              G16962105      200     5000 SH       SOLE                     5000        0        0
CAESARS ENTMT INC              COM              127687101     1169    70000 SH       SOLE                    70000        0        0
CANADIAN SUPERIOR ENERGY INC   COM              136644101       93    50000 SH       SOLE                    50000        0        0
COVANCE INC                    COM              222816100      751    18800 SH       SOLE                    18800        0        0
DEAN FOODS CO NEW              COM              242370104     4593   153000 SH       SOLE                   153000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1669    39000 SH       SOLE                    39000        0        0
EARTHLINK INC                  COM              270321102      258    25000 SH       SOLE                    25000        0        0
FEDDERS CORP                   COM NEW          313135501        1      300 SH       SOLE                      300        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102      265    20000 SH       SOLE                    20000        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    23958   547861 SH       SOLE                   547861        0        0
HALLIBURTON CO                 COM              406216101     5015   148856 SH       SOLE                   148856        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      272    20000 SH       SOLE                    20000        0        0
HONEYWELL INTL INC             COM              438516106    16896   471176 SH       SOLE                   471176        0        0
INTEL CORP                     COM              458140100      201    10000 SH       SOLE                    10000        0        0
ISHARES INC                    MSCI HONG KONG   464286871      556    50000 SH       SOLE                    50000        0        0
ISHARES INC                    MSCI JAPAN       464286848     2425   250000 SH       SOLE                   250000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      604     3500 SH       SOLE                     3500        0        0
JPMORGAN & CHASE & CO          COM              46625H100     5149   129600 SH       SOLE                   129600        0        0
KANEB SERVICES LLC             COM              484173109     1227    38000 SH       SOLE                    38000        0        0
MACK CALI RLTY CORP            COM              554489104      244     5500 SH       SOLE                     5500        0        0
MOTOROLA INC                   COM              620076109    17686   980400 SH       SOLE                   980400        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103     1184    25000 SH       SOLE                    25000        0        0
NEWFIELD EXPL CO               COM              651290108      306     5000 SH       SOLE                     5000        0        0
NORANDA INC                    COM              655422103     1571    90000 SH       SOLE                    90000        0        0
NTN COMMUNUNICATIONS INC       COM NEW          629410309        3     1044 SH       SOLE                     1044        0        0
OIL STS INTL INC               COM              678026105       98     5241 SH       SOLE                     5241        0        0
PARK OHIO HLDGS CORP           COM              700666100      716    40000 SH       SOLE                    40000        0        0
PRIDE INTL INC DEL             COM              74153Q102     1179    59600 SH       SOLE                    59600        0        0
PROQUEST COMPANY               COM              74346P102      257    10000 SH       SOLE                    10000        0        0
SCUDDER NEW ASIA FD INC        COM              811183102      742    56400 SH       SOLE                    56400        0        0
SEQUA CORPORATION              CL A             817320104     1484    28431 SH       SOLE                    28431        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109      183    25000 SH       SOLE                    25000        0        0
SOUTHERN UN CO NEW             COM              844030106      427    20815 SH       SOLE                    20815        0        0
SUNCOR ENERGY INC              COM              867229106     2801    87500 SH       SOLE                    87500        0        0
TOOTSIE ROLL INDS INC          COM              890516107      226     7725 SH       SOLE                     7725        0        0
UNITED INDL CORP               COM              910671106      987    30000 SH       SOLE                    30000        0        0
UTSTARCOM INC                  COM              918076100       81     5000 SH       SOLE                     5000        0        0
VARCO INTL INC DEL             COM              922122106     1108    41325 SH       SOLE                    41325        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     5452   226120 SH       SOLE                   226120        0        0
WIMM BILL DANN FOODS OJSC      SPONSORED ADR    97263M109      381    25000 SH       SOLE                    25000        0        0
XANSER CORP                    COM              98389J103      279   114000 SH       SOLE                   114000        0        0